Statements of Cash Flows - Adjustments for Income and Expenses from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjustments to reconcile profit (loss) [abstract]
Interest income	₩ (76,045)	₩ (54,353)	₩ (45,884)
Dividend	(12,416)	(19,161)	(16,102)
Gain on foreign currency translation	(7,110)	(5,085)	(5,090)
Gain on disposal of long-term investment securities	(4,890)	(459,349)	(10,786)
Gain on valuation of derivatives	(223,943)	(4,132)	(1,927)
Gain relating to investments in associates and joint ventures, net	(2,245,732)	(544,501)	(786,140)
Gain on sale of accounts receivable - trade	(18,548)	(18,638)
Gain on disposal of property and equipment and intangible assets	(13,991)	(6,908)	(7,140)
Gain relating to financial assets at fair value through profit or loss	(33)	(25)
Gain related to financial liabilities at fair value through profit or loss		(121)	(5,188)
Reversal of impairment loss on available-for-sale financial assets	(9,900)
Other income	(1,129)	(2,123)	(7,577)
Interest expenses	299,100	290,454	297,662
Loss on foreign currency translation	8,419	3,991	4,750
Loss on disposal of long-term investment securities	36,024	2,919	2,599
Other finance costs	14,519	5,255	21,787
Loss on sale of accounts receivable - trade	9,682
Loss on settlement of derivatives	10,031	3,428	4,845
Income tax expense	745,654	436,038	519,480
Expense related to defined benefit plan	127,696	118,143	110,021
Share option	414
Depreciation and amortization	3,247,519	3,068,558	2,993,486
Bad debt expense	34,584	37,820	60,450
Loss on disposal of property and equipment and intangible assets	60,086	63,797	21,392
Impairment loss on property and equipment and intangible assets	54,946	24,506	35,845
Loss relating to financial liabilities at fair value through profit or loss	678	4,018	526
Bad debt for accounts receivable - other	5,793	40,312	15,323
Loss on impairment of investment assets	9,003	24,033	42,966
Other expenses	46,353	30,685	4,845
Adjustments for income and expenses from operating activities	₩ 2,096,764	₩ 3,039,561	₩ 3,250,143